Pledged Assets and Collateral	12 Months Ended
Mar. 31, 2011
Pledged Assets and Collateral
Pledged Assets and Collateral

8.    PLEDGED ASSETS AND COLLATERAL

Pledged Assets

At March 31, 2011, assets mortgaged, pledged, or otherwise subject to lien were as follows:

(in millions)
Trading account securities	¥8,616,845
Investment securities	4,361,431
Loans	6,450,799
Other	59,198

Total	¥19,488,273

The above pledged assets were classified by type of liabilities to which they related as follows:

(in millions)
Deposits	¥388,298
Call money and funds purchased	484,606
Payables under repurchase agreements and securities lending transactions	9,634,077
Other short-term borrowings and long-term debt	8,943,147
Other	38,145

Total	¥19,488,273

Note:

Subsequentto the issuance of the MUFG Group's consolidated financial statements for the fiscal year ended March 31, 2010, management determined that the trading account assets pledged that secured parties are permitted to sell or repledge for the fiscal year ended March 31, 2010 was erroneously disclosed. Such amount has been restated from the amount previously reported as follows in the parenthetic note to Trading account assets in the consolidated balance sheet:

	2010
	As previously reported	As restated
	(in millions)
Trading account assets pledged that secured parties are permitted to sell or repledge	¥8,712,347	¥8,409,598

In addition, at March 31, 2011, certain investment securities, principally Japanese national government and Japanese government agency bonds, loans, and other assets aggregating ¥25,804,091 million were pledged as collateral for acting as a collection agent of public funds, for settlement of exchange at the Bank of Japan and the Tokyo Bankers Association, for derivative transactions and for certain other purposes.

The MUFG Group engages in on-balance sheet securitizations. These securitizations of mortgage and apartment loans, that do not qualify for sales treatment, are accounted for as secured borrowings. The amount of loans in the table above represents, the carrying amount of these transactions with the carrying amount of the associated liabilities included in other short-term borrowings and long-term debt.

Under Japanese law, Japanese banks are required to maintain certain reserves on deposit with the Bank of Japan based on the amount of deposit balances and certain other factors. There are similar reserve deposit requirements for foreign offices engaged in banking businesses in foreign countries. At March 31, 2010 and 2011 the reserve funds maintained by the MUFG Group, which are included in Cash and due from banks and Interest-earning deposits in other banks, were ¥2,041,048 million and ¥4,128,505 million, respectively. Average reserves during the fiscal years ended March 31, 2010 and 2011 were ¥1,961,783 million and ¥2,301,810 million, respectively.

Collateral

The MUFG Group accepts and provides financial assets as collateral for transactions, principally commercial loans, repurchase agreements and securities lending transactions, call money, and derivatives. Financial assets eligible for such collateral include, among others, marketable equity securities, trade and notes receivable and certificates of deposit.

Secured parties, including creditors and counterparties to certain transactions with the MUFG Group, may sell or repledge financial assets provided as collateral. Certain contracts, however, may not be specific about the secured party's right to sell or repledge collateral under the applicable statutes and, therefore, whether or not the secured party is permitted to sell or repledge collateral would differ depending on the interpretations of specific provisions of the existing statutes, contract or certain market practices. If the MUFG Group determines, based on available information, that a financial asset provided as collateral might not be sold or repledged by the secured parties, such collateral is not separately reported in the consolidated balance sheets. If a secured party is permitted to sell or repledge financial assets provided as collateral by contract or custom under the existing statutes, the MUFG Group reports such pledged financial assets separately on the face of the consolidated balance sheets. At March 31, 2011, the MUFG Group pledged ¥31,491 billion of assets that may not be sold or repledged by the secured parties.

Certain banking subsidiaries accept collateral for commercial loans and certain banking transactions under a standardized agreement with customers, which provides that these banking subsidiaries may require the customers to provide collateral or guarantees with respect to the loans and other banking transactions. Financial assets pledged as collateral are generally negotiable and transferable instruments, and such negotiability and transferability is authorized by applicable legislation. In principle, Japanese legislation permits these banking subsidiaries to repledge financial assets accepted as collateral unless otherwise prohibited by contract or relevant statutes. Nevertheless, the MUFG Group did not sell or repledge nor does it plan to sell or repledge such collateral accepted in connection with commercial loans before a debtor's default or other credit events specified in the agreements as it is not customary within the banking industry in Japan to dispose of collateral before a debtor's default and other specified credit events. Derivative agreements commonly used in the marketplace do not prohibit a secured party's disposition of financial assets received as collateral, and in resale agreements and securities borrowing transactions, securities accepted as collateral may be sold or repledged by the secured parties. At March 31, 2010 and 2011, the fair value of the collateral accepted by the MUFG Group that is permitted to be sold or repledged was approximately ¥19,044 billion and ¥12,352 billion, respectively, of which approximately ¥7,634 billion and ¥8,227 billion, respectively, was sold or repledged(1). The amount includes the collateral that may be repledged under the current Japanese legislation but the MUFG Group does not dispose of before the counterparties' default in accordance with the customary practice within the Japanese banking industry.

At March 31, 2010 and 2011, the cash collateral paid for derivative transactions, which is included in other assets, were ¥634,299 million and ¥766,617 million, respectively and the cash collateral received for derivative transactions, which is included in other liabilities, were ¥260,233 million and ¥337,192 million, respectively.

Note:

(1)	Subsequent to the issuance of the MUFG Group's consolidated financial statements for the fiscal year ended March 31, 2010, management determined that the fair value of the collateral accepted by the MUFG Group that is permitted to be sold or repledged and the collateral which was sold or repledged were erroneously disclosed. Such amounts have been restated from the amount previously reported of ¥19,093 billion and ¥6,983 billion, respectively.